Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2012	Feb. 06, 2013
Document and Entity Information:
Entity Registrant Name	SW China Imports, Inc.
Document Type	S-1
Document Period End Date	Dec. 31, 2012
Amendment Flag	false
Entity Central Index Key	0001516559
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		500,000,000
Entity Public Float		$ 22,330,000
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	No
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY